PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net of accumulated depreciation, as of December 31, 2020 and 2021 consisted of the following:

	2020	2021	2021
	RUB	RUB	$
Servers and network equipment	74,478	90,566	1,219.0
Land and buildings	18,587	18,893	254.3
Infrastructure systems	14,343	16,633	223.9
Office furniture and equipment	5,847	9,180	123.6
Leasehold improvements	3,087	3,284	44.2
Finance lease right-of-use assets	3,858	18,058	243.1
Other equipment	3,152	7,387	99.4
Assets not yet in use	5,817	18,518	249.3
Total	129,169	182,519	2,456.8
Less: accumulated depreciation	(67,397)	(84,194)	(1,133.3)
Total property and equipment, net	61,772	98,325	1,323.5

Assets not yet in use primarily represent infrastructure systems, computer equipment and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements included in assets not yet in use amounted to RUB 85 and RUB 325 ($4.4) as of December 31, 2020 and 2021, respectively.

Depreciation expenses related to property and equipment for the years ended December 31, 2019, 2020 and 2021 amounted to RUB 12,164, RUB 13,862 and RUB 18,162 ($244.4), respectively.